Share-Based Payment - Summary of Right to Acquire Shares for Price Originally Paid by Participant, Less an Applicable Discount (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	10 years
7-10 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount	2500.00%
Monthly Installments	Up to 120
3-7 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount	2000.00%
Monthly Installments	Up to 60
0-3 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount	1500.00%
Monthly Installments	Up to 36
Bottom of range | 7-10 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	7 years
Bottom of range | 3-7 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	3 years
Bottom of range | 0-3 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	0 years
Top of range | 7-10 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	10 years
Top of range | 3-7 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	7 years
Top of range | 0-3 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	3 years